JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.9%
Australia — 6.1%
ANZ Group Holdings Ltd.	456,233	7,915,268
Aurizon Holdings Ltd.	969,063	2,483,529
BHP Group Ltd.	1,322,068	41,145,228
Brambles Ltd.	574,791	5,437,969
Commonwealth Bank of Australia	399,220	28,404,011
Dexus, REIT	796,769	4,409,951
Endeavour Group Ltd.	925,170	3,781,484
Glencore plc	822,795	5,003,776
Goodman Group, REIT	1,638,409	22,654,542
GPT Group (The), REIT	1,383,806	4,044,672
Insurance Australia Group Ltd.	1,514,481	6,045,829
Macquarie Group Ltd.	185,611	21,889,095
Medibank Pvt Ltd.	3,954,581	9,336,398
Mirvac Group, REIT	4,501,609	7,095,892
National Australia Bank Ltd.	643,918	12,334,926
Newcrest Mining Ltd.	268,637	4,818,531
QBE Insurance Group Ltd.	1,439,186	15,279,698
Rio Tinto Ltd.	595,038	47,117,968
Rio Tinto plc	302,394	19,987,578
Santos Ltd.	3,174,271	17,080,729
Wesfarmers Ltd.	260,342	8,698,587
Westpac Banking Corp.	1,820,705	27,366,779
Woodside Energy Group Ltd.	238,928	6,158,414
Woolworths Group Ltd.	796,607	20,686,974
		349,177,828
Belgium — 0.6%
KBC Group NV	420,249	31,629,956
China — 0.6%
BOC Hong Kong Holdings Ltd.	3,599,000	10,984,306
Prosus NV *	278,040	21,995,023
Xinyi Glass Holdings Ltd.	1,401,300	2,331,899
		35,311,228
Denmark — 3.1%
Carlsberg A/S, Class B	205,094	30,760,439
Genmab A/S *	16,784	6,918,361
Novo Nordisk A/S, Class B	812,384	130,998,741
Vestas Wind Systems A/S *	214,159	5,727,998
		174,405,539
Finland — 1.1%
Kone OYJ, Class B	195,882	10,047,335
Nokia OYJ	2,000,684	7,864,566
Nordea Bank Abp	3,957,581	44,793,265
		62,705,166
France — 12.4%
Air Liquide SA	402,636	72,391,518
Airbus SE	271,770	40,031,727

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Alstom SA	479,346	14,677,690
AXA SA	257,945	7,928,930
BNP Paribas SA	661,990	43,656,807
Capgemini SE	237,922	43,115,885
Engie SA	2,301,988	37,764,863
Kering SA	26,267	15,081,595
Legrand SA	347,324	34,820,852
L'Oreal SA	150,731	70,106,403
LVMH Moet Hennessy Louis Vuitton SE	138,717	128,835,903
Orange SA	1,548,347	17,502,266
Pernod Ricard SA	64,806	14,287,887
Safran SA	250,796	41,635,422
Societe Generale SA	565,467	15,378,850
TotalEnergies SE	634,935	38,576,443
Veolia Environnement SA	233,343	7,597,402
Vinci SA	504,885	59,297,415
		702,687,858
Germany — 8.1%
adidas AG	72,480	14,632,624
Allianz SE (Registered)	296,236	70,800,209
BASF SE	62,628	3,357,551
Bayer AG (Registered)	250,655	14,659,168
Brenntag SE	78,883	6,120,106
Deutsche Telekom AG (Registered)	2,192,176	47,792,138
DHL Group	755,706	38,860,835
Dr Ing hc F Porsche AG (Preference)	132,841	16,244,153
Infineon Technologies AG	1,113,305	48,913,598
Mercedes-Benz Group AG	138,764	11,082,099
Merck KGaA	46,846	8,232,012
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	82,299	30,981,111
RWE AG	1,026,634	44,184,944
SAP SE	350,251	47,778,306
Siemens AG (Registered)	254,758	43,421,520
Symrise AG	26,506	2,895,298
Zalando SE * (a)	227,970	7,870,592
		457,826,264
Hong Kong — 2.2%
AIA Group Ltd.	4,321,200	43,232,490
CK Asset Holdings Ltd.	1,578,848	9,143,226
CLP Holdings Ltd.	343,500	2,799,915
Hong Kong Exchanges & Clearing Ltd.	560,800	23,644,464
Link, REIT	620,900	3,490,178
Prudential plc	1,375,648	19,102,704
Sun Hung Kai Properties Ltd.	665,000	8,350,157
Techtronic Industries Co. Ltd.	1,402,000	15,927,496
		125,690,630

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.5%
Kingspan Group plc	335,765	26,949,674
Italy — 1.0%
Enel SpA	999,535	6,891,992
FinecoBank Banca Fineco SpA	1,346,124	20,901,584
UniCredit SpA	1,174,649	29,742,415
		57,535,991
Japan — 22.9%
AGC, Inc.	194,300	7,020,768
Ajinomoto Co., Inc.	721,800	28,124,862
Asahi Group Holdings Ltd.	716,900	28,180,825
Asahi Kasei Corp.	1,084,500	7,390,600
Bridgestone Corp.	694,300	28,810,258
Central Japan Railway Co.	220,800	28,137,281
Daiichi Sankyo Co. Ltd.	1,269,800	39,109,356
Daikin Industries Ltd.	170,583	34,491,669
Daiwa House Industry Co. Ltd.	888,600	24,151,199
Denso Corp.	418,100	29,111,255
Dentsu Group, Inc.	806,300	26,979,915
Fast Retailing Co. Ltd.	32,000	8,016,411
Fuji Electric Co. Ltd.	339,500	15,348,660
Hitachi Ltd.	642,300	42,047,862
Honda Motor Co. Ltd.	942,872	30,060,080
Hoya Corp.	312,000	36,335,337
ITOCHU Corp.	933,800	37,767,826
Japan Airlines Co. Ltd.	220,200	4,767,467
Kao Corp.	271,000	10,295,724
Keyence Corp.	107,500	48,239,789
Komatsu Ltd.	98,200	2,751,019
Konami Group Corp.	234,300	13,143,451
Kyowa Kirin Co. Ltd.	921,800	17,602,400
Mitsubishi Corp.	983,100	50,301,752
Mitsubishi UFJ Financial Group, Inc.	2,217,550	17,856,277
Mitsui Fudosan Co. Ltd.	1,121,100	23,032,948
Murata Manufacturing Co. Ltd.	452,000	26,849,575
NIDEC Corp.	99,400	5,936,663
Nintendo Co. Ltd.	235,500	10,652,786
Nippon Paint Holdings Co. Ltd.	1,208,300	11,070,764
Nippon Steel Corp.	182,600	4,173,574
Nippon Telegraph & Telephone Corp.	29,052,500	33,315,047
Nomura Research Institute Ltd.	551,900	15,682,195
Ono Pharmaceutical Co. Ltd.	223,700	4,099,377
ORIX Corp.	1,185,900	22,812,605
Osaka Gas Co. Ltd.	330,400	5,198,792
Otsuka Corp.	498,000	20,738,387
Recruit Holdings Co. Ltd.	409,600	14,186,774
Renesas Electronics Corp. *	634,800	12,247,731
Seven & i Holdings Co. Ltd.	360,600	14,959,523

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shimadzu Corp.	244,700	7,431,742
Shin-Etsu Chemical Co. Ltd.	1,427,100	47,015,600
Shionogi & Co. Ltd.	153,000	6,411,933
Shiseido Co. Ltd.	447,400	19,615,835
SoftBank Group Corp.	158,400	8,056,610
Sony Group Corp.	610,115	57,147,181
Sumitomo Electric Industries Ltd.	1,293,700	16,587,788
Sumitomo Metal Mining Co. Ltd.	523,800	18,089,549
Sumitomo Mitsui Financial Group, Inc.	1,067,900	50,032,915
Suzuki Motor Corp.	574,700	23,083,167
T&D Holdings, Inc.	1,487,800	24,189,872
Takeda Pharmaceutical Co. Ltd.	130,100	3,977,788
Terumo Corp.	937,000	30,685,902
Tokio Marine Holdings, Inc.	1,435,100	33,000,107
Tokyo Electron Ltd.	290,300	43,570,275
Toyota Motor Corp.	3,009,200	50,595,973
Yamato Holdings Co. Ltd.	1,017,800	19,061,329
		1,299,552,350
Macau — 0.1%
Sands China Ltd. *	2,237,600	8,620,381
Netherlands — 6.2%
Adyen NV * (a)	8,346	15,490,304
ASML Holding NV	186,881	133,857,032
Koninklijke Ahold Delhaize NV	749,424	25,831,616
Koninklijke KPN NV	7,812,946	28,269,239
NN Group NV	767,218	29,411,256
Shell plc	3,227,862	97,829,316
Wolters Kluwer NV	177,808	22,328,430
		353,017,193
Singapore — 1.1%
DBS Group Holdings Ltd.	1,290,465	33,290,183
Oversea-Chinese Banking Corp. Ltd.	713,700	7,142,538
Sea Ltd., ADR *	125,769	8,366,154
United Overseas Bank Ltd.	611,000	13,859,618
		62,658,493
South Korea — 0.1%
Delivery Hero SE * (a)	112,102	5,088,279
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	1,679,306	13,310,811
Banco Santander SA	2,647,088	10,726,747
Iberdrola SA	5,340,093	66,652,539
Industria de Diseno Textil SA	765,941	29,318,552
		120,008,649
Sweden — 2.5%
Atlas Copco AB, Class A	3,601,006	51,155,477

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Sandvik AB	710,511	14,432,274
Skandinaviska Enskilda Banken AB, Class A	2,236,082	27,106,320
Volvo AB, Class B	2,265,765	49,979,675
		142,673,746
Switzerland — 5.5%
Cie Financiere Richemont SA (Registered)	205,160	33,037,510
DSM-Firmenich AG	188,420	20,820,363
Givaudan SA (Registered)	1,842	6,217,621
Julius Baer Group Ltd.	160,679	11,380,499
Lonza Group AG (Registered)	84,890	49,324,167
Novartis AG (Registered)	711,965	74,540,754
SGS SA (Registered)	237,123	23,023,469
Sika AG (Registered)	125,606	39,093,323
UBS Group AG (Registered)	741,204	16,446,488
Zurich Insurance Group AG	74,910	36,218,876
		310,103,070
United Kingdom — 12.7%
3i Group plc	2,055,496	52,150,369
AstraZeneca plc	718,349	103,209,709
Barclays plc	14,745,125	29,258,943
Berkeley Group Holdings plc	474,359	26,449,198
BP plc	12,884,263	79,939,805
British American Tobacco plc	575,150	19,341,215
DCC plc	139,995	8,105,540
Diageo plc	1,363,517	59,507,007
HSBC Holdings plc	4,374,629	36,337,501
InterContinental Hotels Group plc	486,407	35,948,992
Intertek Group plc	67,147	3,761,473
Lloyds Banking Group plc	54,083,639	31,246,755
London Stock Exchange Group plc	150,768	16,372,622
Reckitt Benckiser Group plc	369,307	27,665,579
RELX plc	1,748,149	58,837,011
SSE plc (b)	1,165,080	25,192,700
Standard Chartered plc	4,082,671	39,216,323
Taylor Wimpey plc	4,771,298	7,003,601
Tesco plc	8,017,650	26,555,053
Unilever plc	604,657	32,547,376
		718,646,772
United States — 8.0%
CSL Ltd.	164,878	29,697,219
GSK plc	1,916,110	34,109,008
Nestle SA (Registered)	1,185,013	145,186,861
Roche Holding AG	345,100	106,998,761
Sanofi	177,038	18,887,221

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Schneider Electric SE	354,856	63,296,413
Stellantis NV	2,771,588	56,867,109
		455,042,592
Total Common Stocks (Cost $4,675,283,955)		5,499,331,659
Short-Term Investments — 3.1%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (c) (d)(Cost $154,782,084)	154,752,914	154,783,865
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	15,997,571	16,000,771
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	2,446,276	2,446,276
Total Investment of Cash Collateral from Securities Loaned (Cost $18,447,047)		18,447,047
Total Short-Term Investments (Cost $173,229,131)		173,230,912
Total Investments — 100.0% (Cost $4,848,513,086)		5,672,562,571
Other Assets Less Liabilities — 0.0% ^		1,316,260
NET ASSETS — 100.0%		5,673,878,831

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $17,634,891.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.3%
Pharmaceuticals	9.9
Insurance	5.7
Oil, Gas & Consumable Fuels	4.2
Semiconductors & Semiconductor Equipment	4.2
Chemicals	3.7
Textiles, Apparel & Luxury Goods	3.4
Automobiles	3.3
Food Products	3.1
Machinery	2.8
Capital Markets	2.5
Metals & Mining	2.5
Beverages	2.3
Personal Care Products	2.3
Diversified Telecommunication Services	2.2
Electrical Equipment	2.2
Professional Services	2.2
Electric Utilities	1.8
Trading Companies & Distributors	1.7
Industrial Conglomerates	1.7
Consumer Staples Distribution & Retail	1.6
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.5
Aerospace & Defense	1.4
IT Services	1.4
Automobile Components	1.3
Building Products	1.3
Health Care Equipment & Supplies	1.2
Real Estate Management & Development	1.1
Construction & Engineering	1.0
Air Freight & Logistics	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	3.1
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	938	09/21/2023	AUD	116,182,068	4,461,880

Abbreviations
AUD	Australian Dollar
SPI	Australian Securities Exchange

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$349,177,828	$—	$349,177,828
Belgium	—	31,629,956	—	31,629,956
China	—	35,311,228	—	35,311,228
Denmark	—	174,405,539	—	174,405,539
Finland	—	62,705,166	—	62,705,166
France	—	702,687,858	—	702,687,858

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$457,826,264	$—	$457,826,264
Hong Kong	—	125,690,630	—	125,690,630
Ireland	26,949,674	—	—	26,949,674
Italy	—	57,535,991	—	57,535,991
Japan	—	1,299,552,350	—	1,299,552,350
Macau	—	8,620,381	—	8,620,381
Netherlands	—	353,017,193	—	353,017,193
Singapore	8,366,154	54,292,339	—	62,658,493
South Korea	—	5,088,279	—	5,088,279
Spain	—	120,008,649	—	120,008,649
Sweden	—	142,673,746	—	142,673,746
Switzerland	20,820,363	289,282,707	—	310,103,070
United Kingdom	—	718,646,772	—	718,646,772
United States	—	455,042,592	—	455,042,592
Total Common Stocks	56,136,191	5,443,195,468	—	5,499,331,659
Short-Term Investments
Investment Companies	154,783,865	—	—	154,783,865
Investment of Cash Collateral from Securities Loaned	18,447,047	—	—	18,447,047
Total Short-Term Investments	173,230,912	—	—	173,230,912
Total Investments in Securities	$229,367,103	$5,443,195,468	$—	$5,672,562,571
Appreciation in Other Financial Instruments
Futures Contracts	$4,461,880	$—	$—	$4,461,880
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$124,239,979	$375,772,805	$345,237,883	$(10,314)	$19,278	$154,783,865	154,752,914	$4,903,582	$—

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$56,261,418	$610,000,000	$650,264,256	$3,511	$98	$16,000,771	15,997,571	$1,477,496	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	7,523,073	425,312,682	430,389,479	—	—	2,446,276	2,446,276	269,421	—
Total	$188,024,470	$1,411,085,487	$1,425,891,618	$(6,803)	$19,376	$173,230,912		$6,650,499	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.